CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 2,443	$ 7,820
Deposit	13,750	2,494
Prepayment	0	26,649
Accounts Receivable	24	0
Inventory	11,509	0
TOTAL CURRENT ASSETS	27,726	36,963
NON-CURRENT ASSETS
Property and equipment, net	0	19,240
TOTAL NON-CURRENT ASSETS	0	19,240
TOTAL ASSETS	27,726	56,203
CURRENT LIABILITIES
Accounts payable	22,181	23,365
Due to related parties	209,693	27,955
Accrued liabilities and other payables	150,302	211,649
TOTAL CURRENT LIABILITIES	382,176	262,969
TOTAL LIABILITIES	382,176	262,969
Commitments and Contingencies	0	0
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; Issued and outstanding: 109,545,271 shares as of September 30, 2022 and 2021	10,955	10,955
Additional paid-in capital	30,657,209	30,657,209
Accumulated other comprehensive income	118,049	118,047
Accumulated deficit	(31,140,663)	(30,992,977)
Total stockholders' deficit	(354,450)	(206,766)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 27,726	$ 56,203